Commitments and Contingencies, textuals (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
Insurance Coverage For Pollution	$ 1,000,000,000
Supplemental Calls Review Period	3 years
Unrecorded Unconditional Purchase Obligation	73,150,000
[ErikubShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels Under Construction	29,000,000
Unrecorded Unconditional Purchase Obligation	24,650,000
[WothoShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels Under Construction	29,000,000
Unrecorded Unconditional Purchase Obligation	24,650,000
[TuvaluShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels To Be Acquired	26,500,000
Unrecorded Unconditional Purchase Obligation	$ 23,850,000